Share-Based Compensation (Details) - Schedule of the fair values of the options granted - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the fair values of the options granted [Abstract]
Weighted average grant date fair value of option per share	¥ 53.57	¥ 41.51
Aggregate grant date fair value of options	373,832	575,788